Accounts Receivable, Net	12 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 4 – Accounts receivable, net

Accounts receivable consisted of the following:

	June 30, 2025	June 30, 2024

Color World platform subscription fees due from App payment collections agent	$2,350,811	$2,350,811
Entertainment event sales	730,000	1,230,000
USDT receivables due from third-party mining pool operator	2,667,165	-
Subtotal	5,747,976	3,580,811
Less: Allowance for credit losses	(3,080,811)	(2,350,811)
Accounts receivable, net	$2,667,165	$1,230,000

For the years ended June 30, 2025, 2024 and 2023, the Company recognized $730,000, nil and $2,350,811 of allowance on credit losses, respectively.

Movements of allowance for credit losses consisted of the following as of the date indicated:

	June 30, 2025	June 30, 2024

Beginning balance	$2,350,811	$2,350,811
Addition	730,000	-
Ending balance	$3,080,811	$2,350,811